Spear Alpha ETF
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 90.5%	Shares	Value
Applications Software - 4.7%
Confluent, Inc. - Class A (a)	69,147	$1,409,216
Gitlab, Inc. - Class A (a)	19,900	1,025,646
		2,434,862

Coal - 1.0%
Teck Resources Ltd. - Class B	9,542	498,474

Computer Data Security - 6.7%
Crowdstrike Holdings, Inc. - Class A (a)	3,800	1,065,786
Zscaler, Inc. (a)	14,279	2,440,852
		3,506,638

Computer Software - 22.0%
Cloudflare, Inc. - Class A (a)	49,904	4,036,734
Datadog, Inc. - Class A (a)	22,048	2,536,843
SentinelOne, Inc. - Class A (a)	186,714	4,466,199
Snowflake, Inc. - Class A (a)	4,228	485,628
		11,525,404

Electric-Generation - 6.1%
Constellation Energy Corp.	12,254	3,186,285

Electronic Components-Miscellaneous - 4.6%
nVent Electric PLC	34,098	2,395,726

Electronic Components-Semiconductors - 24.3%
Advanced Micro Devices, Inc. (a)	15,279	2,506,978
Marvell Technology, Inc.	45,974	3,315,645
Micron Technology, Inc.	2,437	252,741
NVIDIA Corp.	54,724	6,645,683
		12,721,047

Electronic Connectors - 4.5%
Amphenol Corp. - Class A	36,500	2,378,340

Enterprise Software/Services - 3.5%
HubSpot, Inc. (a)	3,496	1,858,474

Independent Power Producer - 1.9%
NRG Energy, Inc.	10,686	973,495

Industrial Automation/Robotics - 0.0%(b)
Rockwell Automation, Inc.	5	1,342

Internet Application Software - 5.0%
Shopify, Inc. - Class A (a)	32,404	2,596,857

Internet Security - 0.2%
Palo Alto Networks, Inc. (a)	281	96,046

Metal-Diversified - 0.0%(b)
Rio Tinto PLC - ADR	8	569

Networking Products - 2.4%
Arista Networks, Inc. (a)	3,327	1,276,969

Non-Ferrous Metals - 3.6%
Cameco Corp.	40,000	1,910,400
TOTAL COMMON STOCKS (Cost $45,386,771)		47,360,928

SHORT-TERM INVESTMENTS - 9.5%
Money Market Funds - 9.5%
First American Government Obligations Fund - Class X, 4.82% (c)	4,964,321	4,964,321
TOTAL SHORT-TERM INVESTMENTS (Cost $4,964,321)		4,964,321

TOTAL INVESTMENTS - 100.0% (Cost $50,351,092)		52,325,249
Liabilities in Excess of Other Assets - (0.0)% (b)		(9,290)
TOTAL NET ASSETS - 100.0%		$52,315,959

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Spear Alpha ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$47,360,928	$–	$–	$47,360,928
Money Market Funds	4,964,321	–	–	4,964,321
Total Investments	$52,325,249	$–	$–	$52,325,249

Refer to the Schedule of Investments for further disaggregation of investment categories.